Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 968	€ 1,039	€ 943
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	517	374	476
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	362	448	394
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	86	215	67
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	3	2	6
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	611	804	614
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	215	185	269
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	315	412	288
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	79	207	53
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	2	0	4
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	357	235	329
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	302	189	207
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	47	36	106
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	7	8	14
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1	€ 2	€ 2